Deferred expenses	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses
27 Deferred expenses

	2019	2018
DPAC for insurance contracts and investment contracts with discretionary participation features	9,972	10,457
Deferred cost of reinsurance	389	23
Deferred transaction costs for investment management services	442	431
At December 31	10,804	10,910

Current	882	957

Non-current	9,921	9,953

		2019			2018
	DPAC	Deferred costs of reinsurance	Deferred transaction costs	DPAC	Deferred costs of reinsurance	Deferred transaction costs
At January 1	10,457	23	431	9,688	41	406
Costs deferred during the year	807	360	24	802	-	29
Amortization through income statement	(754)	17	(22)	(914)	(19)	(23)
Shadow accounting adjustments	(656)	(11)	-	455	-	-
Impairments	(65)	-	-	-	-	-
Net exchange differences	223	-	9	433	1	18
Disposal of group assets	(35)	-	-	-	-	-
Other	(5)	-	-	(7)	-	-
At December 31	9,972	389	442	10,457	23	431
In December 2019, Aegon the Netherlands entered into a longevity reinsurance contract with Canada Life Reinsurance. The contract reinsures a specified portfolio of insurance contracts against possible future mortality developments. The reinsurer will pay benefits as long as the participants live and receive fixed payments from Aegon the Netherlands. EUR 360 million is recognized as deferred cost of reinsurance with regard to this reinsurance contract, which will be amortized over the duration of the underlying insurance contracts.